Current and deferred income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Current and deferred income taxes
Schedule of reconciliation of income taxes expenses

	2018	2017	2016
Income before income tax	131,898	271,459	208,892
Standard rate (i)	26.01%	27.08%	29.22%

Income tax	(34,307)	(73,511)	(61,038)
Difference in tax rate for subsidiaries outside Luxembourg	(11,227)	(19,912)	(11,425)
Re-measurement of deferred tax - change in Peru tax rate (ii)	—	—	(41,588)
Taxes on dividend received from foreign subsidiary	—	(8,299)	—
Special mining levy and special mining tax	(14,565)	(22,766)	(10,953)
Other permanent differences	19,176	18,294	26,621
Income tax	(40,923)	(106,194)	(98,383)

Current	(71,787)	(125,691)	(75,282)
Deferred	30,864	19,497	(23,101)
Taxes on income on the income statement	(40,923)	(106,194)	(98,383)
(i)

The combined applicable income tax rate was 29.22% for the fiscal year ending 2016. On December 14, 2016, the Luxembourg government approved Law 7020, that decreased the income tax rate to 27.08% in 2017 and to 26.01% from 2018 onwards.

(ii)

The Peruvian companies pay their taxes based on the general regime of taxation, which provides for a progressive decrease in the tax rate after the year 2015. In 2016 the rate was 28% while for 2017 and 2018 the rate was expected to be 27% and from 2019 onwards the rate was expected to be 26%. However, in December 2016, the tax rate changed to 29.5% applicable from January 1, 2017.

Schedule of analysis of deferred tax balances

	2018	2017
Tax credits on non-operating losses (i)	106,817	104,100
Tax credits on temporary diferences
Foreign exchange losses	50,766	79,430
Environmental liabilities	28,808	28,504
Asset retirement obligation	19,879	23,990
Tax, civil and labor provisions	9,389	15,666
Other provisions	6,443	12,481
Provision for profit sharing	5,409	6,521
Provision for inventory losses	5,308	4,395
Other	12,094	10,231

Tax debits on temporary diferences
Capitalized interest	(11,725)	(10,624)
Accelerated depreciation and adjustment of useful lives	(10,636)	(28,371)
Depreciation and amortization of fair value adjustment to PP&E and intangible assets	(318,198)	(344,531)
Other	(1,798)	(2,210)
	(97,444)	(100,418)

Net deferred tax assets related to the same legal entity	201,154	224,513
Net deferred tax liabilities related to the same legal entity	(298,598)	(324,931)
	(97,444)	(100,418)
(i)	Tax credits on non-operating losses can be used to offset future tax payments. These credits do not expire if not used by the Company. The breakdown by country is as follows:

	2018	2017
Brazil	104,195	103,791
Peru	2,622	309
	106,817	104,100

Schedule of effects of deferred tax and taxes on profit or loss and other comprehensive income

	2018	2017
Balance at the beginning of the year	(100,418)	(107,304)
Effect on income for the year	30,864	19,497
Effect on other comprehensive income	(126)	(4,119)
Foreign exchange translation effect	(27,764)	(8,492)
Balance at the end of the year	(97,444)	(100,418)